Stockholders’ Equity/(Deficit) / Net Parent Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity/(Deficit) / Net Parent Investment

6. Stockholders’ Equity/(Deficit) / Net Parent Investment

Authorized Capital - As of September 30, 2023 and 2022, the Company authorized 20,000,000 and 12,500,000 preferred stock shares, respectively, and has issued 8,750,000 Series “A” Preferred Stock shares to FibroGenesis, which were tendered pursuant to the formation of the Company in exchange for the contribution of certain in-process research and development and patent assets through Patent Assignment and Intellectual Property Cross-License Agreements. The Series “A” Preferred Stock shares have the right to vote and rank prior to non-voting common stock and common stock with respect to payment of dividends and distributions and upon liquidation, dissolution, winding-up or otherwise. In addition, the Series “A” Preferred Stock had a liquidation preference equal to $35,000 thousand to be allocated among the holders of the Series “A” Preferred Stock shares in the event of a liquidation, dissolution, or winding-up of the Company, which was subsequently eliminated as part of the ROFN Agreement as further described below, and each share of Series “A” Preferred Stock may be converted into one share of common stock at any time at the election of the holder of such shares of Series “A” Preferred Stock. Unless otherwise elected by the holder(s), a merger or consolidation in which the Company is not the majority surviving entity or the sale of all or substantially all of the assets of the corporation will be a deemed liquidation event. The Company has also authorized 62,500,000 shares of non-voting common stock, and has issued during the year ended December 31, 2022, a total of 28,230,842 shares. In August 2022, the Company issued 28,179,592 shares of non-voting common stock to its Parent, which in turn distributed the shares to its members. This issuance of non-voting common stock was accounted for as stock split and no proceeds were received by the Company. The Company also issued to its board of directors, a consultant, and an employee an additional 51,250 total shares in 2022 and recorded $168 thousand of expense for the issuance of these shares, which was based upon a third-party valuation of the shares at the time of issuance.

In December 2022, the Company amended its Certificate of Incorporation to authorize 2,500,000 shares of Series “B” Preferred Stock and issued 381,658 shares in exchange for $2,150 thousand. The Series “B” Preferred Stock has a liquidation preference after Series “A” Preferred Stock and prior to Common Stock and Non-Voting Common Stock. The Series “B” Preferred Stock has voting rights and will automatically convert into Common Stock upon closing of an IPO transaction, as defined in the Company’s Amended and Restated Certificate of Incorporation.

In January 2023, to reflect the ROFN Agreement with its Parent, as further discussed in Note 10, the Company amended its Certificate of Incorporation to a) eliminate upon IPO, Direct Listing, or Sale of the Company the Series “A” Preferred Stock $35,000 thousand liquidation preference, b) make the Series “B” Preferred Stock liquidation preference equal to Series “A” Preferred Stock, and c) to provide that upon IPO, Direct Listing, or Sale of the Company Series “A” Preferred Stock will be canceled for no consideration.

In April 2023, the Company amended its Certificate of Incorporation to authorize 10,000,000 shares of Common Stock, increase the number of authorized Series “B” Preferred Stock shares up to 5,000,000 shares, and to authorize 5,000,000 shares of Series “B-1” Preferred Stock with liquidation preference equal to the Series “A” and “B” Preferred Stock. The Series “B-1” Preferred Stock has voting rights and will automatically convert into Common Stock upon closing of an IPO transaction, as defined in the Company’s Amended and Restated Certificate of Incorporation.

During the first nine months of 2023, the Company raised $4,620 thousand, net of fees, through a Regulation CF offering with 890,310 shares of Series “B” Preferred Stock issued, raised $10,325 thousand in a private placement with 1,680,084 shares of Series “B” Preferred Stock issued, and raised $1,193 thousand in a private placement with 74,922 shares of “B-1” Preferred Stock issued and 8,890 warrants issued subsequent to September 30, 2023.

In October 2023, the Company amended and restated its certificate of incorporation with the State of Delaware to increase to 100,000,000 shares its authorized shares of voting common stock, par value $0.00001 per share, reduce to 30,000,000 shares its authorized shares of non-voting common stock, par value $0.00001 per share, and authorize 2,500 shares of Series C Preferred Stock, par value $0.00001 per share. The Series C Preferred Stock ranks senior to common stock and non-voting common stock and junior to the Series A Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock upon liquidation, dissolution, winding-up or otherwise. The Series C Preferred Stock shall have no voting rights prior to an IPO, and 13,000 votes per share upon closing of an IPO. The Series C Preferred Stock is not entitled to dividends, has a liquidation preference of $18.00 per share, subject to adjustment, may be converted 1:1 at any time at the option of the holder into common stock, and upon closing of an IPO will if transferred automatically convert 1:1 into common stock.

6. Stockholders’ Deficit / Net Parent Investment

Authorized Capital - As of December 31, 2022 and 2021, the Company authorized 12,500,000 preferred stock shares, and has issued 8,750,000 Series “A” Preferred Stock shares to FibroGenesis, which were tendered pursuant to the formation of the Company in exchange for the contribution of certain in-process research and development and patent assets through Patent Assignment and Intellectual Property Cross-License Agreements. The Series “A” Preferred Stock shares have the right to vote and rank prior to non-voting common stock and common stock with respect to payment of dividends and distributions and upon liquidation, dissolution, winding-up or otherwise. In addition, the Series “A” Preferred Stock has a liquidation preference equal to $35,000 thousand to be allocated among the holders of the Series “A” Preferred Stock shares in the event of a liquidation, dissolution, or winding up of the Company, and each share of Series “A” Preferred Stock may be converted into one share of common stock at any time at the election of the holder of such shares of Series “A” Preferred Stock. Unless otherwise elected by the holder(s), a merger or consolidation in which the Company is not the majority surviving entity or the sale of all or substantially all of the assets of the corporation will be a deemed liquidation event. The Company has also authorized 62,500,000 shares of non-voting common stock, and has issued during the year ended December 31, 2022, a total of 28,230,842 shares. In August 2022, the Company issued 28,179,592 shares of non-voting common stock to its Parent, which in turn distributed the shares to its members. This issuance of non-voting common stock was accounted for as stock split and no proceeds were received by the Company. The Company also issued to its board of directors, a consultant, and an employee an additional 51,250 total shares in 2022 and recorded $168 thousand of expense for the issuance of these shares, which was based upon a third-party valuation of the shares at the time of issuance. None of the non-voting common stock shares were issued and outstanding as of December 31, 2021.

In December 2022, the Company amended its Certificate of Incorporation to authorize 2,500,000 shares of Series “B” Preferred Stock and issued 381,658 shares in exchange for $2,150 thousand. The Series “B” Preferred Stock has a liquidation preference after Series “A” Preferred Stock and prior to Common Stock and Non-Voting Common Stock. The Series “B” Preferred Stock has voting rights and will automatically convert into Common Stock upon closing of an IPO transaction, as defined in the Company’s Amended and Restated Certificate of Incorporation.